Investments in Marketable Securities - Summary of Investments Classified As Available-For-Sale Securities (Parenthetical) (Detail)	Dec. 31, 2015 USD ($) Security
Schedule of Available-for-sale Securities [Line Items]
Number of securities in unrealized loss position | Security	14
Investments classified as available-for-sale, current	$ 13,335,499
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments classified as available-for-sale, noncurrent	0
Corporate debt securities, available-for-sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments classified as available-for-sale, noncurrent	0
Cash equivalents [Member] | Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments classified as available-for-sale, current	0
Cash equivalents [Member] | Corporate debt securities, available-for-sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments classified as available-for-sale, current	0
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
unrealized losses, individually	2,000
unrealized losses, aggregate	$ 8,000